Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 59,551	$ 14,589
Deferred tax liabilities	74,057	77,379
Net Total Deferred Tax Asset / (Liability)	(14,506)	(62,790)
Total	$ 516,347	483,459
Number of years open to review	4 years
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 428,665	396,119
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	7,949	7,963
Unrecognised deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 79,733	$ 79,377